Bank Line of Credit and Term Loan Bank Line of Credit and Term Loan (Tables)	12 Months Ended
Dec. 30, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

	2013		2012
	Carrying Value	Interest Rate	Carrying Value	Interest Rate	Maturity
Term Loan	$38,500,000	5.25%	$24,687,500	6.00%	2017
Revolving line of credit	2,900,000	5.25%	2,000,000	6.00%	2017
Total	41,400,000		26,687,500
Less current portion	(1,925,000)		(1,250,000)
Long-term debt	$39,475,000		$25,437,500

Schedule of Maturities of Long-Term Debt
The principal amounts of our long-term debt are scheduled to be paid in installments on the dates below:

Date of payment	Amount
2014	$1,925,000
2015	1,925,000
2016	1,925,000
2017	35,625,000
Total Payments	$41,400,000